MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST          Two World Trade Center

LETTER TO THE SHAREHOLDERS January 31, 2001             New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended January 31, 2001, equity markets continued to contract around the globe, as the combined effects of tighter monetary conditions and declining capital spending levels led to a dramatic slowdown in earnings growth as well as a contraction in price/earnings multiples. Growth stocks, and sectors which have benefited most from extreme valuations based on doubling and tripling growth-rate forecasts, suffered the most, with technology, media, and telecommunications all posting significant declines.

The new year did bring with it some cause for optimism, as the Federal Reserve Board reversed course and eased monetary policy by lowering both the federal funds rate and the discount rate by 100 basis points in January, leading to a positive double-digit return for the Nasdaq Composite Index for the month. Nevertheless, the entire trailing six-month period saw the Nasdaq fall 26.39 percent.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended January 31, 2001, Morgan Stanley Dean Witter Next Generation Trust's Class A, B, C and D shares posted total returns of -12.42 percent, -12.80 percent, -12.80 percent and -12.29 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500) returned -3.98 percent.* The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to capitalize on the growing demographic trend of consumption by Generation Y (individuals born after 1980) by investing in the common stocks of companies that manufacture or develop products

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST or provide services which may be used by, or appeal to, children, teenagers or young adults. We believe that the Fund's underperformance relative to its benchmark resulted primarily from a drop in earnings expectations associated with the macroeconomic slowdown in the United States.

The nature of our long-term investment theme partly revolves around consumer spending. Sectors such as retail, consumer goods and electronics are all quite sensitive to interest rates and general consumer spending patterns. While Generation Y consumers do not tend to be sensitive to these economic trends, stocks in these industries, which market to this demographic group, are sensitive to these trends. When interest rates move higher, mature consumers tend to curtail their spending, leading to equity underperformance.

Over the course of the next several years, we believe that consumption trends fueled by Generation Y consumers should favor the companies that can most effectively market to this demographic group. Government studies have suggested that this segment of the population numbers roughly 75 million Americans, a group that enjoys unprecedented spending power as well as the online means with which to consume, learn and invest. The Fund's portfolio is built around the companies that tap into this demographic. The Fund also serves as an educational vehicle by providing information and materials to our shareholders and young investors interested in learning more about investing in general. Through publications, investment reports and Internet access, we hope to provide an ongoing supply of input to assist young investors as they consider both the rewards and risks of investing in the equity markets.

LOOKING AHEAD

We remain optimistic about the long-term investment merits of companies that market their products or services to Generation Y, believing that strong earnings prospects should translate into strong share-price performance. We remain mindful, however, that growth stocks (particularly technology) may be volatile. We will continue to seek out companies and sectors that we believe have strong management teams, competitive advantages and compelling stock valuations as we seek the Fund's objective of long-term capital growth.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

We appreciate your ongoing support of Morgan Stanley Dean Witter Next Generation Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

FUND PERFORMANCE January 31, 2001


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                  CLASS A SHARES*
---------------------------------------------------
PERIOD ENDED 1/31/01
--------------------------
1 Year                      (16.89)%(1)  (21.26)%(2)
Since Inception (11/26/99)  (17.33)%(1)  (21.01)%(2)


                 CLASS B SHARES**
---------------------------------------------------
PERIOD ENDED 1/31/01
--------------------------
1 Year                      (17.54)%(1)  (21.66)%(2)
Since Inception (11/26/99)  (17.99)%(1)  (20.77)%(2)


                  CLASS C SHARES+
---------------------------------------------------
PERIOD ENDED 1/31/01
--------------------------
1 Year                      (17.54)%(1)  (18.36)%(2)
Since Inception (11/26/99)  (17.99)%(1)  (17.99)%(2)


                 CLASS D SHARES++
---------------------------------------------------
PERIOD ENDED 1/31/01
--------------------------
1 Year                      (16.68)%(1)
Since Inception (11/26/99)  (17.13)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited)

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------
            COMMON STOCKS (98.5%)
            Apparel/Footwear (4.8%)
  39,000    Nike, Inc. (Class B)..........  $ 2,145,780
                                            -----------

            Apparel/Footwear Retail (16.7%)
  51,200    American Eagle Outfitters,
             Inc.*........................    2,963,200
  77,700    Gap, Inc. (The)...............    2,533,020
  26,800    Payless ShoeSource, Inc.*.....    1,921,560
                                            -----------
                                              7,417,780
                                            -----------
            Computer Processing Hardware (6.0%)
 124,000    Apple Computer, Inc.*.........    2,681,500
                                            -----------

            Consumer Sundries (0.9%)
  30,000    Luxottica Group SpA (ADR)
             (Italy)......................      402,000
                                            -----------
            Drugstore Chains (4.1%)
  30,400    CVS Corp. ....................    1,799,680
                                            -----------
            Electric Utilities (3.8%)
  42,400    Constellation Energy Group,
             Inc. ........................    1,682,856
                                            -----------
            Electronic Equipment/Instruments (1.8%)
  40,000    NEC Corp. (Japan).............      816,291
                                            -----------
            Electronics/Appliances (1.5%)
   9,400    Sony Corp. (Japan)............      682,506
                                            -----------
            Food Retail (3.4%)
  29,400    Safeway Inc.*.................    1,489,698
                                            -----------

            Food: Major Diversified (4.0%)
  42,400    General Mills, Inc. ..........    1,776,560
                                            -----------

            Household/Personal Care (3.7%)
  22,900    Procter & Gamble Co. (The)....    1,645,136
                                            -----------

            Media Conglomerates (9.7%)
  45,600    AOL Time Warner Inc.*.........    2,396,736
  63,400    Disney (Walt) Co. (The).......    1,930,530
                                            -----------
                                              4,327,266
                                            -----------
            Movies/Entertainment (1.3%)
 250,000    Billabong International Ltd.
             (Australia)*.................      591,573
                                            -----------

            Oil & Gas Pipelines (4.0%)
  22,100    Enron Corp. ..................    1,768,000
                                            -----------

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------

            Packaged Software (2.7%)
  27,600    Adobe Systems, Inc. ..........  $ 1,205,775
                                            -----------

            Pharmaceuticals: Major (7.1%)
  18,000    Johnson & Johnson.............    1,676,340
  29,300    Schering-Plough Corp. ........    1,476,720
                                            -----------
                                              3,153,060
                                            -----------
            Publishing: Books/Magazines (1.5%)
  38,000    Promotora de Informaciones
             SA-Prisa (Spain)*............      668,107
                                            -----------

            Recreational Products (10.1%)
  24,000    Fuji Photo Film Co., Ltd.
             (Japan)......................      956,865
 100,000    Konica Corp. (Japan)..........      816,291
 101,300    THQ, Inc.*....................    2,722,438
                                            -----------
                                              4,495,594
                                            -----------
            Specialty Stores (5.0%)
  83,500    Bed Bath & Beyond Inc.*.......    2,217,969
                                            -----------

            Telecommunication Equipment (6.4%)
  10,000    Alcatel (France)..............      596,190
  99,000    Motorola, Inc.................    2,258,190
                                            -----------
                                              2,854,380
                                            -----------
            TOTAL COMMON STOCKS
            (Cost $39,478,670)............   43,821,511
                                            -----------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (1.7%)
            REPURCHASE AGREEMENT
$    755    The Bank of New York
             5.375% due 02/01/01 (dated
             01/31/01; proceeds $754,942)
             (a) (Cost $754,829)..........      754,829
                                            -----------

TOTAL INVESTMENTS
(Cost $40,233,499) (b).......  100.2%        44,576,340

OTHER ASSETS IN EXCESS
OF LIABILITIES...............   (0.2)          (104,246)
                               -----        -----------

NET ASSETS...................  100.0%       $44,472,094
                               =====        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


---------------------

 ADR    American Depository Receipt.
  *     Non-income producing security.
 (a)    Collateralized by $769,928 U.S. Treasury Bill
        4.62% due 11/29/01 valued at $769,928.
 (b)    The aggregate cost for federal income tax
        purposes approximates the aggregate cost for
        book purposes. The aggregate gross unrealized
        appreciation is $6,078,539 and the aggregate
        gross unrealized depreciation is $1,735,698,
        resulting in net unrealized appreciation of
        $4,342,841.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $40,233,499).........................................  $44,576,340
Receivable for:
    Shares of beneficial interest sold......................       26,761
    Dividends...............................................       25,525
    Foreign withholding taxes reclaimed.....................       10,044
Prepaid expenses and other assets...........................       62,182
                                                              -----------
    TOTAL ASSETS............................................   44,700,852
                                                              -----------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............      116,605
    Plan of distribution fee................................       36,072
    Investment management fee...............................       29,203
Accrued expenses and other payables.........................       46,878
                                                              -----------
    TOTAL LIABILITIES.......................................      228,758
                                                              -----------
    NET ASSETS..............................................  $44,472,094
                                                              ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $57,343,441
Net unrealized appreciation.................................    4,342,996
Accumulated net investment loss.............................     (466,936)
Accumulated net realized loss...............................  (16,747,407)
                                                              -----------
    NET ASSETS..............................................  $44,472,094
                                                              ===========
CLASS A SHARES:
Net Assets..................................................   $2,537,465
Shares Outstanding (unlimited authorized, $.01 par value)...      318,482
    NET ASSET VALUE PER SHARE...............................        $7.97
                                                              ===========
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $8.41
                                                              ===========
CLASS B SHARES:
Net Assets..................................................  $35,641,564
Shares Outstanding (unlimited authorized, $.01 par value)...    4,510,305
    NET ASSET VALUE PER SHARE...............................        $7.90
                                                              ===========
CLASS C SHARES:
Net Assets..................................................   $4,936,329
Shares Outstanding (unlimited authorized, $.01 par value)...      624,664
    NET ASSET VALUE PER SHARE...............................        $7.90
                                                              ===========
CLASS D SHARES:
Net Assets..................................................   $1,356,736
Shares Outstanding (unlimited authorized, $.01 par value)...      169,844
    NET ASSET VALUE PER SHARE...............................        $7.99
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

STATEMENT OF OPERATIONS
For the six months ended January 31, 2001 (unaudited)
NET INVESTMENT LOSS:
INCOME
Dividends (net of $330 foreign withholding tax).............  $   127,707
Interest....................................................       65,310
                                                              -----------

    TOTAL INCOME............................................      193,017
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................        3,841
Plan of distribution fee (Class B shares)...................      212,726
Plan of distribution fee (Class C shares)...................       29,242
Investment management fee...................................      194,003
Transfer agent fees and expenses............................       94,004
Offering costs..............................................       49,464
Professional fees...........................................       25,207
Registration fees...........................................       19,027
Custodian fees..............................................       10,633
Shareholder reports and notices.............................        9,392
Trustees' fees and expenses.................................        6,017
Other.......................................................        4,931
                                                              -----------

    TOTAL EXPENSES..........................................      658,487
                                                              -----------

    NET INVESTMENT LOSS.....................................     (465,470)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................   (8,503,094)
Net unrealized appreciation.................................    1,647,460
                                                              -----------

    NET LOSS................................................   (6,855,634)
                                                              -----------

NET DECREASE................................................  $(7,321,104)
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                     FOR THE PERIOD
                                                   FOR THE SIX       NOVEMBER 26, 1999*
                                                  MONTHS ENDED          THROUGH
                                                  JANUARY 31, 2001   JULY 31, 2000
---------------------------------------------------------------------------------------
                                                    (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.............................    $  (465,470)        $  (699,796)
Net realized loss...............................     (8,503,094)         (8,245,779)
Net change in unrealized appreciation...........      1,647,460           2,695,536
                                                    -----------         -----------

    NET DECREASE................................     (7,321,104)         (6,250,039)
                                                    -----------         -----------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..................................             --              (8,507)
Class B shares..................................             --             (69,265)
Class C shares..................................             --             (12,184)
Class D shares..................................             --                 (53)
                                                    -----------         -----------

    TOTAL DIVIDENDS.............................             --             (90,009)
                                                    -----------         -----------

Net increase (decrease) from transactions in
 shares of beneficial interest..................     (9,089,839)         67,123,085
                                                    -----------         -----------

    NET INCREASE (DECREASE).....................    (16,410,943)         60,783,037

NET ASSETS:
Beginning of period.............................     60,883,037             100,000
                                                    -----------         -----------
    END OF PERIOD
    (Including accumulated net investment losses
    of $466,936 and $1,466, respectively).......    $44,472,094         $60,883,037
                                                    ===========         ===========

---------------------

* Commencement of operations.
                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Next Generation Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies which manufacture products or provide services for children, teenagers and/or young adults. The Fund was organized as a Massachusetts business trust on July 8, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on November 26, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued

(valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $150,000 which was reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of November 27, 2000.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $5,590,315 at January 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $108,188 and $4,685, respectively and received $4,467 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001 aggregated $55,148,730 and $61,818,188, respectively.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $19,852 with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $11,276 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $300.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                  FOR THE PERIOD
                                                                    FOR THE SIX                 NOVEMBER 26, 1999*
                                                                    MONTHS ENDED                     THROUGH
                                                                  JANUARY 31, 2001                JULY 31, 2000
                                                              ------------------------       ------------------------
                                                                    (unaudited)
                                                                SHARES       AMOUNT            SHARES       AMOUNT
                                                              ----------   -----------       ----------   -----------
CLASS A SHARES
Sold........................................................      26,147   $   216,024          511,476   $ 5,117,805
Reinvestment of dividends...................................          --            --              767         7,781
Redeemed....................................................     (92,932)     (762,293)        (129,476)   (1,290,962)
                                                              ----------   -----------       ----------   -----------
Net increase (decrease) - Class A...........................     (66,785)     (546,269)         382,767     3,834,624
                                                              ----------   -----------       ----------   -----------
CLASS B SHARES
Sold........................................................     309,866     2,574,099        6,830,855    68,421,256
Reinvestment of dividends...................................          --            --            6,384        64,799
Redeemed....................................................  (1,387,998)  (11,465,708)      (1,251,302)  (12,532,621)
                                                              ----------   -----------       ----------   -----------
Net increase (decrease) - Class B...........................  (1,078,132)   (8,891,609)       5,585,937    55,953,434
                                                              ----------   -----------       ----------   -----------
CLASS C SHARES
Sold........................................................      27,039       228,289        1,228,710    12,318,786
Reinvestment of dividends...................................          --            --            1,088        11,040
Redeemed....................................................    (144,240)   (1,166,979)        (490,433)   (4,994,862)
                                                              ----------   -----------       ----------   -----------
Net increase (decrease) - Class C...........................    (117,201)     (938,690)         739,365     7,334,964
                                                              ----------   -----------       ----------   -----------
CLASS D SHARES
Sold........................................................     167,338     1,286,729                1            10
Reinvestment of dividends...................................          --            --                5            53
                                                              ----------   -----------       ----------   -----------
Net increase - Class D......................................     167,338     1,286,729                6            63
                                                              ----------   -----------       ----------   -----------
Net increase (decrease) in Fund.............................  (1,094,780)  $(9,089,839)       6,708,075   $67,123,085
                                                              ==========   ===========       ==========   ===========

---------------------
* Commencement of operations.

6. FEDERAL INCOME TAX STATUS

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued

and will elect to defer net capital and foreign currency losses of approximately $8,244,000 and $1,000, respectively during fiscal 2000.

As of July 31, 2000, the Fund had temporary book/tax differences attributable to post-October losses.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2001, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      NOVEMBER 26, 1999*
                                                                MONTHS ENDED           THROUGH
                                                              JANUARY 31, 2001      JULY 31, 2000
----------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 9.10               $10.00
                                                                   ------               ------

Loss from investment operations:
 Net investment loss........................................        (0.05)               (0.05)
 Net realized and unrealized loss...........................        (1.08)               (0.83)
                                                                   ------               ------

Total loss from investment operations.......................        (1.13)               (0.88)
                                                                   ------               ------

Less dividends from net investment income...................           --                (0.02)
                                                                   ------               ------

Net asset value, end of period..............................       $ 7.97               $ 9.10
                                                                   ======               ======

TOTAL RETURN+(1)............................................       (12.42)%              (8.83)%

RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses....................................................         1.85%                1.70%

Net investment loss.........................................        (1.10)%              (0.75)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $2,537               $3,506

Portfolio turnover rate (1).................................          112%                  40%

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      NOVEMBER 26, 1999*
                                                                MONTHS ENDED           THROUGH
                                                              JANUARY 31, 2001      JULY 31, 2000
----------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 9.06               $10.00
                                                                   ------               ------

Loss from investment operations:
 Net investment loss........................................        (0.08)               (0.10)
 Net realized and unrealized loss...........................        (1.08)               (0.83)
                                                                   ------               ------

Total loss from investment operations.......................        (1.16)               (0.93)
                                                                   ------               ------

Less dividends from net investment income...................           --                (0.01)
                                                                   ------               ------

Net asset value, end of period..............................       $ 7.90               $ 9.06
                                                                   ======               ======

TOTAL RETURN+(1)............................................       (12.80)%              (9.30)%

RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses....................................................         2.60 %               2.45 %

Net investment loss.........................................        (1.85)%              (1.50)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $35,642              $50,633

Portfolio turnover rate(1)..................................          112 %                 40 %

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      NOVEMBER 26, 1999*
                                                                MONTHS ENDED           THROUGH
                                                              JANUARY 31, 2001      JULY 31, 2000
----------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 9.06               $10.00
                                                                   ------               ------

Loss from investment operations:
 Net investment loss........................................        (0.08)               (0.10)
 Net realized and unrealized loss...........................        (1.08)               (0.83)
                                                                   ------               ------

Total loss from investment operations.......................        (1.16)               (0.93)
                                                                   ------               ------

Less dividends from net investment income...................           --                (0.01)
                                                                   ------               ------

Net asset value, end of period..............................       $ 7.90               $ 9.06
                                                                   ======               ======

TOTAL RETURN (1)+...........................................       (12.80)%              (9.30)%

RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses....................................................         2.60 %               2.45 %

Net investment loss.........................................        (1.85)%              (1.50)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $4,936               $6,722

Portfolio turnover rate(1)..................................          112 %                 40 %

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      NOVEMBER 26, 1999*
                                                                MONTHS ENDED           THROUGH
                                                              JANUARY 31, 2001      JULY 31, 2000
----------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 9.11              $10.00
                                                                   ------              ------

Loss from investment operations:
 Net investment loss........................................        (0.04)              (0.04)
 Net realized and unrealized loss...........................        (1.08)              (0.83)
                                                                   ------              ------

Total loss from investment operations.......................        (1.12)              (0.87)
                                                                   ------              ------

Less dividends from net investment income...................           --               (0.02)
                                                                   ------              ------

Net asset value, end of period..............................       $ 7.99              $ 9.11
                                                                   ======              ======

TOTAL RETURN (1)+...........................................       (12.29)%             (8.71)%

RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses....................................................         1.60 %              1.45 %

Net investment loss.........................................        (0.85)%             (0.50)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,357                 $23

Portfolio turnover rate (1).................................          112 %                40 %

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

David Dineen
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
NEXT GENERATION
TRUST

[PHOTO]

Semiannual Report
January 31, 2001